Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Summary of Other Assets
Other assets consisted of the following (in thousands):

	Successor	Predecessor
December 31,	2020	2019
Lease Acquisition Costs, net of accumulated amortization	$18	$48
Deposits and other non-current assets	233	190

Other assets	$251	$238